Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Summary of goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2019 and 2018 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2018	€10,850	€(454)	€10,396	€2,994	€13,390
Transfers to Assets held for sale	(96)	33	(63)	—	(63)
Translation differences and Other	500	1	501	142	643
At December 31, 2018	11,254	(420)	10,834	3,136	13,970
Additions	34	—	34	—	34
Transfers to Assets held for sale	(11)	—	(11)	—	(11)
Translation differences and Other	162	46	208	56	264
At December 31, 2019	€11,439	€(374)	€11,065	€3,192	€14,257

Summary of allocation of goodwill
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31,
	2019	2018
	(€ million)
North America	€9,059	€8,855
APAC	1,174	1,152
LATAM	563	552
EMEA	269	264
Other activities	—	11
Total Goodwill	€11,065	€10,834